Segmented information and supplemental cash flow disclosure - Disclosure of revenues allocated by geography (Details) - USD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	$ 2,997,058	$ 17,581,008
United States of America [Member]
Disclosure of operating segments [line items]
Revenue	2,594,560	17,307,675
Canada [Member]
Disclosure of operating segments [line items]
Revenue	$ 402,498	$ 273,333